Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments [Abstract]
Fair Value Of Derivative Instruments

	2012	2011

Fair Value:
Other Assets	$14,012	$11,541
Other Liabilities	14,012	11,541

Change In Fair Value Of Derivative Instruments

	Year Ended December 31,
	2012	2011	2010

Change in Fair Value:
Other income - derivative asset	$1,921	$8,241	$1,479
Other income - derivative liability	(1,921)	(8,241)	(1,479)